RELATED PARTIES TRANSACTIONS (Details Narrative) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Related Party Transaction [Line Items]
Vesting period			4 years
Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Number of restricted stock units granted	40,000	336,341
Number of restricted stock units granted, value			$ 28,791
Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Number of restricted stock units granted			672,682